Warrants - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 USD ($)
Class of Warrant or Right [Line Items]
Fair value of warrants	¥ 1,490,844		¥ 3,742,271		$ 216,834
Fair value change on warrants liability	¥ (2,251,427)	$ (327,456)	¥ (12,615,466)	¥ (48,057,204)
Maximum
Class of Warrant or Right [Line Items]
Warrants issued to purchase of Group's ADS				4,778,846